Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Operating Segment and Line of Business	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Operating Segment and Line of Business
5)	BUSINESS COMBINATIONS, DIVESTITURES AND DISCONTINUED OPERATIONS AND SELECTED FINANCIAL INFORMATION BY OPERATING SEGMENT AND LINE OF BUSINESS

5.1)	BUSINESS COMBINATIONS
On August 1, 2025, Cemex increased its holdings in Couch Aggregates, LLC (“Couch”) to a majority stake by an additional 30%, for a price of $34. Couch produces aggregate materials across the southeastern United States. With this transaction, Cemex expanded its investment in Couch from 49% to 79% (note 14.1). Cemex determined goodwill for this transaction for $25.
On September 3, 2024, Cemex acquired a 51% controlling interest in a Berlin-based recycling company from the Heim Group in Germany for a price of $4. This company processes mineral construction, demolition, and excavation materials and operates one plant to store biogenic CO
2
in recycled mineral waste permanently.
During 2023, Cemex completed various business acquisitions and controlling interest acquisitions, primarily in the aggregates, mortars, maritime operations, adhesives, and construction demolition and excavation waste recycling sectors, for a total consideration of $101. Cemex determined goodwill for these transactions for $6.
The following table presents the combined condensed fair value information of the assets acquired and liabilities assumed that were integrated into Cemex in connection with the acquisitions in 2025 and 2024.

	2025	2024
Current assets	$37	2
Property, machinery and equipment	113	8
Intangible assets and goodwill	35	5
Total assets	185	15
Current liabilities	20	1
Non-current liabilities	38	9
Total liabilities	58	10
Net assets acquired	$127	5

5.2)	DIVESTITURES AND DISCONTINUED OPERATIONS
On October 6, 2025, Cemex concluded the sale of substantially all its operations and the majority of its assets in Panama to Grupo Estrella for a total consideration of $200, subject to final adjustments. Cemex retained its admixtures business in Panama. The sale resulted in a loss on disposal of $63 and a goodwill cancellation of $24.
On January 30, 2025, Cemex completed the sale of its operations in the Dominican Republic to Cementos Progreso Holdings, S.L., and its strategic partners, for a total consideration of $950, subject to final adjustments. The sale resulted in a gain on sale of $551, and goodwill cancellation of $13.
On December 2, 2024, Cemex sold its operations and assets in the Philippines to DACON Corporation, DMCI Holdings, Inc., and Semirara Mining & Power Corporation, for a total consideration related to Cemex’s controlling interest of $798, including the sale of minority investments and other assets. The sale resulted in a loss on sale of $119 and a goodwill cancellation of $79.
On November 1, 2024, Cemex sold its
non-controlling
interest of 34.8% in Neoris N.V. (“Neoris”) to EPAM Systems, Inc. for a total of $215, resulting in a gain of $139 recognized within “Other expenses, net.”
On September 10, 2024, Cemex sold its operations in Guatemala to a subsidiary of Holcim Ltd, for a total consideration of $212. The sale resulted in a gain on sale of $163.

The following table presents combined condensed information of the statement of financial position of the operations held for sale in the Dominican Republic as of December 31, 2024, and as of the date of sale in 2024 of Guatemala and Philippines. For 2025 the table presents combined condensed information of the operations held for sale in the Dominican Republic and Panama as of the date of sale.

	2025	2024
Current assets	$144	326
Property, machinery and equipment	310	733
Other non-current assets and goodwill	53	161
Total assets	507	1,220
Current liabilities	122	291
Non-current liabilities	15	113
Total liabilities	137	404
Net assets sold or held for sale	$370	816
Cemex’s discontinued operations are reported in the Income Statements, net of income tax, in the single line item “Discontinued operations” for the following periods and operations, including results on sale, the reclassification of foreign currency translation effects accrued in equity until the date of loss of control and goodwill in: a) the operations in Panama for the period from January 1 to October 6, 2025 and for the years 2024 and 2023; b) the operations in the Dominican Republic for the period from January 1 to January 30, 2025 and for the years 2024 and 2023; c) the operations in the Philippines for the period from January 1 to December 2, 2024 and the year 2023; d) the operations in Guatemala for the period from January 1 to September 10, 2024 and the year 2023. The following table presents condensed combined information of the Income Statements.

	2025	2024	2023
Revenues	$131	875	984
Cost of sales, operating expenses, and other expenses, net	(110)	(774)	(875)
Financial expenses, net, and others	(6)	—	15
Earnings before income tax	15	101	124
Income tax	(4)	(108)	(46)
Result of discontinued operations	11	(7)	78
Net disposal result	555	43	—
Net result of discontinued operations	$566	36	78

5.3)	SELECTED FINANCIAL INFORMATION BY OPERATING SEGMENT AND LINE OF BUSINESS
Operating segments
The Company’s operating segments represent the components of Cemex that engage in business activities from which Cemex earns revenues and incurs expenses, and whose operating results are reviewed by Cemex’s Chief Executive Officer (“CEO”) to evaluate performance and allocate resources. For Cemex, the CEO is the Chief Operating Decision Maker (“CODM”).
On February 10, 2025, Cemex announced the retirement of its former CEO, who had served for 35 years in Cemex. The Board of Directors of Cemex, S.A.B. de C.V. appointed a new CEO, effective April 1, 2025. As a result of the continuing reorganization of reporting structures, this leadership transition and a reorganization program, Cemex reassessed its operating segments in accordance with IFRS 8
Operating Segments
(“IFRS 8”). In 2025, Cemex redefined its operating segments to reflect current evaluation, reporting performance, and resource allocation. Previously, segments’ information was reported by country, but this no longer aligns with how Cemex’s CEO reviews financial and operational information. Cemex operations are organized in four geographical regions and are led each by a regional president: 1) Mexico, 2) United States, 3) Europe, Middle East and Africa (“EMEA”), and 4) South, Central America and the Caribbean (“SCA&C”), which includes Colombia, Puerto Rico, Nicaragua, Jamaica, and the Caribbean. Although EMEA is managed as a single region, Cemex provides additional disclosure by dividing it into two operating segments: Europe, which includes the United Kingdom, France, Germany, Poland, Spain, the Czech Republic, and Croatia and the Middle East and Africa, which includes our operations in Israel, Egypt, and the United Arab Emirates. This approach addresses differences within the EMEA region regarding economic conditions, customer purchasing power, pricing strategies, profitability, currencies, demographics, and geographic locations. Commencing for the year ended December 31, 2025, Cemex reports five segments: Mexico, United States, Europe, Middle East and Africa, and SCA&C. No operating segments have been aggregated. The information presented below for the years ending December 31, 2024 and 2023 has been revised to reflect the realignment of segments as determined by the CODM and current management of the organization.

The line item “Other activities,” used to reconcile operating segments with consolidated amounts from continuing operations, includes cement and clinker trade maritime operations, non-operating
transactions of the Parent Company, other corporate entities, and finance subsidiaries, and other minor subsidiaries with different business lines.
The material accounting policies used for the operating segments information are consistent with those described in note 3. The tables below show selected information of Cemex’s Income Statements for the years ended December 31, 2025, 2024 and 2023, by reporting segments and total sales by geographic market.

2025		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	4,364	(82)	4,282	1,404	214	1,190	(116)	(36)	195
United States		5,008	(7)	5,001	979	495	484	(278)	(64)	(34)
EMEA
Europe		3,819	(22)	3,797	569	273	296	(148)	(32)	(28)
Middle East and Africa		1,299	—	1,299	219	71	148	18	(12)	(1)
SCA&C		1,144	(32)	1,112	223	73	150	(166)	(8)	17
Operating segments				15,491	3,394	1,126	2,268	(690)	(152)	149
Other activities				641	(314)	165	(479)	(94)	(302)	(1)
Consolidated	$			16,132	3,080	1,291	1,789	(784)	(454)	148

2024		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	4,881	(136)	4,745	1,475	207	1,268	(26)	(38)	(269)
United States		5,194	—	5,194	1,031	514	517	(4)	(74)	(33)
EMEA
Europe		3,681	(99)	3,582	510	258	252	(78)	(43)	9
Middle East and Africa		1,010	—	1,010	127	49	78	(5)	(12)	(3)
SCA&C		1,100	(36)	1,064	214	64	150	(30)	—	(19)
Operating segments				15,595	3,357	1,092	2,265	(143)	(167)	(315)
Other activities				468	(300)	142	(442)	142	(378)	(64)
Consolidated	$			16,063	3,057	1,234	1,823	(1)	(545)	(379)

2023		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	5,060	(205)	4,855	1,488	221	1,267	(59)	(39)	105
United States		5,338	—	5,338	1,040	483	557	(31)	(75)	(30)
EMEA
Europe		3,718	(91)	3,627	529	244	285	(44)	(37)	(21)
Middle East and Africa		1,093	(2)	1,091	134	50	84	(2)	(10)	(4)
SCA&C		1,072	(30)	1,042	199	56	143	(42)	—	(2)
Operating segments				15,953	3,390	1,054	2,336	(178)	(161)	48
Other activities				451	(271)	119	(390)	(27)	(368)	(32)
Consolidated	$			16,404	3,119	1,173	1,946	(205)	(529)	16

As of December 31, 2025 and 2024, the selected statement of financial position information by operating segment was as follows:

2025	Current Assets	Associates and joint ventures	Other Non- Current Assets	Total Assets	Total liabilities	Net assets by segment	Capital expenditures
Mexico	$1,730	—	3,674	5,404	1,809	3,595	236
United States	1,068	234	11,556	12,858	2,734	10,124	531
EMEA
Europe	1,096	66	3,574	4,736	2,299	2,437	269
Middle East and Africa	867	—	620	1,487	782	705	65
SCA&C	310	—	1,440	1,750	577	1,173	128
Operating segments	5,071	300	20,864	26,235	8,201	18,034	1,229
Other activities	984	492	1,192	2,668	7,097	(4,429)	14
Assets held for sale	42	—	—	42	9	33	—
Consolidated	$6,097	792	22,056	28,945	15,307	13,638	1,243

2024	Current Assets	Associates and joint ventures	Other Non- Current Assets	Total Assets	Total liabilities	Net assets by segment	Capital expenditures
Mexico	$1,378	—	2,777	4,155	1,693	2,462	315
United States	1,046	285	11,654	12,985	2,903	10,082	486
EMEA
Europe	963	57	3,300	4,320	2,112	2,208	288
Middle East and Africa	610	—	510	1,120	655	465	80
SCA&C	337	—	1,643	1,980	676	1,304	189
Operating segments	4,334	342	19,884	24,560	8,039	16,521	1,358
Other activities	417	411	1,646	2,474	6,692	(4,218)	22
Assets held for sale	265	—	—	265	91	174	—
Consolidated	$5,016	753	21,530	27,299	14,822	12,477	1,380
The capital expenditures shown in the table above include purchases of property, machinery and equipment, stripping costs, and right-of-use
assets incurred during the period (notes 15.1 and 15.2). They do not include increases in assets related to asset retirement obligations (note 19.3).
Revenue information by line of business and operating segment
Cemex operates in the construction industry, producing, marketing, selling and distributing cement, ready-mix
concrete, aggregates and related materials and services. The following tables presents revenues, by business line, including intragroup transactions and external customers, for the years ended December 31, 2025, 2024 and 2023:

2025		Cement	Ready-mix concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico		$2,965	1,287	344	774	15	(1,103)	4,282
United States		1,825	2,751	1,374	601	1	(1,551)	5,001
EMEA
Europe		1,640	1,602	1,000	339	88	(872)	3,797
Middle East and Africa		311	888	227	140	12	(279)	1,299
SCA&C		949	195	63	83	28	(206)	1,112
Operating segments		7,690	6,723	3,008	1,937	144	(4,011)	15,491
Other activities		—	—	—	—	641	—	641
Consolidated	$							16,132

2024		Cement	Ready-mix concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,207	1,434	393	1,077	10	(1,376)	4,745
United States		1,905	2,905	1,374	658	1	(1,649)	5,194
EMEA
Europe		1,534	1,532	956	336	85	(861)	3,582
Middle East and Africa		207	693	190	122	13	(215)	1,010
SCA&C		906	193	64	96	14	(209)	1,064
Operating segments		7,759	6,757	2,977	2,289	123	(4,310)	15,595
Other activities		—	—	—	—	468	—	468
Consolidated	$							16,063

2023		Cement	Ready-mix concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,378	1,397	399	1,163	13	(1,495)	4,855
United States		1,988	3,070	1,347	694	14	(1,775)	5,338
EMEA
Europe		1,513	1,666	960	295	90	(897)	3,627
Middle East and Africa		237	743	200	125	19	(233)	1,091
SCA&C		885	177	61	92	9	(182)	1,042
Operating segments		8,001	7,053	2,967	2,369	145	(4,582)	15,953
Other activities		—	—	—	—	451	—	451
Consolidated	$							16,404